SHARE-BASED PAYMENTS, Inputs to Valuation Models used for Options, Rights, and RSUs Granted (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Inputs to valuation models used for instruments granted [Abstract]
Exercise price (in dollars per share)			$ 1.03	$ 1.33
Options [Member]
Inputs to valuation models used for instruments granted [Abstract]
Fair value at grant date (weighted average)			$ 0.491	$ 0.775
Share price at grant date (weighted average) (in dollars per share)			$ 0.88	$ 1.17
Vesting Hurdle (30-day VWAP) (in dollars per share)			$ 0	$ 0
Expected life (weighted average)	[1]		3 years 3 months 21 days	3 years 11 months 26 days
Risk-free interest rate (weighted average)			3.31%	0.175%
Expected volatility (weighted average)	[2]		87.00%	100.00%
Expected dividend yield	[3]		0.00%	0.00%
RSUs and Rights that Don't Have Market-based Vesting Conditions [Member]
Inputs to valuation models used for instruments granted [Abstract]
Fair value at grant date (weighted average)		$ 2.17	$ 0.782	$ 1.115
Share price at grant date (weighted average) (in dollars per share)		$ 2.17	$ 0.927	$ 1.115
Vesting Hurdle (30-day VWAP) (in dollars per share)		0	0	0
Exercise price (in dollars per share)		$ 0	$ 0	$ 0
Expected life (weighted average)	[1]	3 years 9 months 14 days	4 years 5 months 1 day	3 years 8 months 26 days
Risk-free interest rate (weighted average)		0.00%	0.00%	0.00%
Expected volatility (weighted average)	[2]	0.00%	0.00%	0.00%
Expected dividend yield	[3]	0.00%	0.00%	0.00%
Rights that Have Market-based Vesting Conditions [Member]
Inputs to valuation models used for instruments granted [Abstract]
Fair value at grant date (weighted average)		$ 0.986	$ 0.322	$ 0.784
Share price at grant date (weighted average) (in dollars per share)		$ 1.361	$ 0.708	$ 1.022
Vesting Hurdle (30-day VWAP) (in dollars per share)		3.931	3.49	3.65
Exercise price (in dollars per share)		$ 0	$ 0	$ 0
Expected life (weighted average)	[1]	4 years 6 months 21 days	3 years 6 months 3 days	4 years 3 months 10 days
Risk-free interest rate (weighted average)		3.752%	2.965%	1.317%
Expected volatility (weighted average)	[2]	80.00%	78.00%	100.00%
Expected dividend yield	[3]	0.00%	0.00%	0.00%

[1]	The expected life is based on the expiry date of the options or rights.
[2]	The expected volatility reflects the assumption that the historical volatility is indicative of future trends, which may not necessarily be the actual outcome.
[3]	The dividend yield reflects the assumption that the current dividend payout will remain unchanged.